Property, Plant and equipment - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital commitments
Contracted for	$ 303	$ 452	$ 115
Not contracted for	98	181	218
Capital commitments	$ 401	$ 633	$ 333